DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA-2L

Supplement Dated May 30, 2019

to the

Prospectus dated May 1, 2017

Effective on or about June 3, 2019, based on changes to the underlying fund portfolios, the following trust name, subaccount name and investment advisor changes will apply to the applicable subaccounts:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD TRUST NAME	NEW TRUST NAME	OLD INVESTMENT ADVISOR	NEW INVESTMENT ADVISOR
MidCap Stock Portfolio	MidCap Stock Portfolio	Dreyfus Investment Portfolios – Service Class	BNY Mellon Investment Portfolios – Service Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
Technology Growth Portfolio	Technology Growth Portfolio	The Dreyfus Investment Portfolios – Service Class	BNY Mellon Investment Portfolios – Service Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
Government Money Market Portfolio	Government Money Market Portfolio	Dreyfus Variable Investment Fund	BNY Mellon Variable Investment Fund	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
Growth and Income Portfolio	Growth and Income Portfolio	Dreyfus Variable Investment Fund - Service Class	BNY Mellon Variable Investment Fund - Service Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
International Equity Portfolio	International Equity Portfolio	Dreyfus Variable Investment Fund - Service Class	BNY Mellon Variable Investment Fund Service - Class	They Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
International Value Portfolio	International Value Portfolio	Dreyfus Variable Investment Fund - Service Class	BNY Mellon Variable Investment Fund - Service Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
Opportunistic Small Cap Portfolio	Opportunistic Small Cap Portfolio	Dreyfus Variable Investment Fund - Service Class	BNY Mellon Variable Investment Fund - Service Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.
Dreyfus Stock Index Fund, Inc. – Service Class	BNY Stock Index Fund, Inc. – Service Class	Dreyfus Stock Index Fund, Inc. – Service Class	BNY Mellon Stock Index Fund, Inc. – Service Class	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Dreyfus/Transamerica Triple Advantage® Variable Annuity dated May 1, 2017